Long-term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Principal Payments [Abstract]
2015	$ 38,612
2016	153,688
2017	44,187
2018	112,151
2019	55,939
Thereafter	28,164
Total principal payments	432,741
Less: Unamortized portion of notes' discount	(10,839)
Total long-term debt	$ 421,902	$ 451,727